Share-Based Awards - Summary of Restricted Shares (Detail) (USD $)	0 Months Ended			12 Months Ended
	Aug. 01, 2014	Jul. 01, 2014	Feb. 18, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Forfeited				0
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards	69,564	21,132	1,370,250	1,460,946
Numbers of shares, Vested				0
Numbers of shares, Forfeited				0
Numbers of shares, Ending balance				1,460,946
Expected to vest				1,460,946
Weighted average grant date fair value, Granted				$ 1.96
Weighted average grant date fair value, Vested				$ 0
Weighted average grant date fair value, Forfeited				$ 0
Weighted average grant date fair value, Ending balance				$ 1.96
Expected to vest				$ 1.96
Restricted shares [Member] | February 18, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards				1,370,250
Weighted average grant date fair value, Granted				$ 1.93
Restricted shares [Member] | July 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards				21,132
Weighted average grant date fair value, Granted				$ 2.35
Restricted shares [Member] | August 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards				69,564
Weighted average grant date fair value, Granted				$ 2.44